TREASURY STOCK (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Equity [Abstract]
Treasury stock acquired repurchase authorization additional value	$ 3,000.0
Treasury stock shares acquired excluding shares paid for tax withholding for share-based compensation	198,335
Treasury stock value acquired, excluding shares paid value for tax withholding for share-based compensation	$ 242.8
Remaining authorization of repurchase common stock	$ 2,800.0
Repurchase of common shares to satisfy employee withholding tax obligations related to stock-based compensation (in shares)	53,062	72,277
Repurchase of common shares to satisfy employee withholding tax obligations related to stock-based compensation	$ 65.8	$ 96.7
Treasury stock, shares (in shares)	10,139,421		9,888,024